Basic and diluted loss per share (Tables)	12 Months Ended
Dec. 31, 2018
Earnings Per Share [Abstract]
Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share [Table Text Block]
Basic and diluted loss per share are calculated as set forth below:

Year ended December 31	2018	2017

Net loss	$(16,579)	$(29,811)
Less: recovery of fair value of liability classified awards	-	(153)
Diluted loss available to common shareholders	(16,579)	(29,964)

Weighted average number of common shares for basic loss per share	35,148,303	33,192,480
Plus: incremental shares from assumed exercise	-	35,444
Weighted average number of common shares for for diluted loss per share	35,148,303	33,227,924
Loss per share – basic and diluted	$(0.47)	$(0.90)